Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets
An analysis of Other current assets is set forth below:

(€ million)	2021	2020	2019
Tax receivables, other than corporate income taxes	802	687	603
Prepaid expenses	615	525	493
Other receivables(a)	805	567	735
Interest rate derivatives measured at fair value (see Note D.20.)	11	—	4
Currency derivatives measured at fair value (see Note D.20.)	284	58	184
Other current financial assets(b)	1,054	900	426
Total	3,571	2,737	2,445
(a) This line mainly comprises advance payments to suppliers.
(b) This line includes debt instruments derived from the 2021 acquisitions of Translate Bio and Kadmon, which had a maturity of more than three months at inception and of less than 12 months as of December 31, 2021; it also includes bank loans and receivables falling due within less than one year with high-grade counterparties. For 2019, this line includes an amount of $315 million deposited by Sanofi in an escrow account and released in March 2020 following the signature of an agreement to settle the CVR litigation with the trustee.